UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                    March 31, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:            Manulife Asset Management (US) LLC
Address:         101 Huntington Avenue
                 Boston, MA 02199

Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:                          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       95

Form 13F Information Table Value Total:                  US $464,496 (thousands)


List of Other Included Managers:  NONE

                                                                                                               VOTING AUTHORITY
                                 Title of  CUSIP      Value     Shares or   SH/  Put/  Investment  Other
Name of Issuer                   Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE     SHARED  NONE
AFLAC CORP                       COM       001055102  10,223    371,198     SH         SOLE                 371,198  0       0
AOL TIME WARNER INC              COM       00184A105   1,697     42,275     SH         SOLE                  42,275  0       0
AT & T CORP                      COM       001957109     417     19,557     SH         SOLE                  19,557  0       0
ABBOTT LABORATORIES              COM       002824100   7,720    163,590     SH         SOLE                 163,590  0       0
AIR PRODUCTS & CHEMICALS         COM       009158106   3,494     91,000     SH         SOLE                  91,000  0       0
ALLTEL CORP                      COM       020039103   6,768    129,020     SH         SOLE                 129,020  0       0
AMERICAN GENERAL CORP            COM       026351106   4,854    126,900     SH         SOLE                 126,900  0       0
AMERICAN HOME PRODS CORP         COM       026609107  11,676    198,736     SH         SOLE                 198,736  0       0
AMERICAN INTL GROUP              COM       026874107  10,965    136,210     SH         SOLE                 136,210  0       0
ANADARKO PETROLEUM CORP          COM       032511107   2,511     40,000     SH         SOLE                  40,000  0       0
ANHEUSER BUSCH                   COM       035229103   1,862     40,532     SH         SOLE                  40,532  0       0
AUTOMATIC DATA PROCESSING INC.   COM       053015103   7,866    144,644     SH         SOLE                 144,644  0       0
AVERY DENNISON CORP              COM       053611109   1,920     36,900     SH         SOLE                  36,900  0       0
BP AMOCO PLC                     ADR       055622104     242      4,887     SH         SOLE                   4,887  0       0
BANK AMER CORP                   COM       060505104   2,135     39,002     SH         SOLE                  39,002  0       0
BANK OF NEW YORK                 COM       064057102     295      6,000     SH         SOLE                   6,000  0       0
BAXTER INTERNATIONAL, INC.       COM       071813109  18,734    199,001     SH         SOLE                 199,001  0       0
BELLSOUTH CORP                   COM       079860102     731     17,861     SH         SOLE                  17,861  0       0
BEMIS CO                         COM       081437105   2,035     61,494     SH         SOLE                  61,494  0       0
BRISTOL-MYERS SQUIBB CO          COM       110122108   2,902     48,854     SH         SOLE                  48,854  0       0
CVS CORP                         COM       126650100     395      6,749     SH         SOLE                   6,749  0       0
CENTURYTEL INC                   COM       156700106     435     15,137     SH         SOLE                  15,137  0       0
CHEVRON CORP                     COM       166751107  16,674    189,905     SH         SOLE                 189,905  0       0
CISCO SYSTEMS, INC.              COM       17275R102   3,325    210,289     SH         SOLE                 210,289  0       0
CITIGROUP                        COM       172967101  14,989    333,230     SH         SOLE                 333,230  0       0
COCA-COLA CO                     COM       191216100   4,332     95,916     SH         SOLE                  95,916  0       0
COLGATE PALMOLIVE                COM       194162103   2,934     53,100     SH         SOLE                  53,100  0       0
COMPAQ COMPUTER                  COM       204493100   4,781    262,666     SH         SOLE                 262,666  0       0
CONOCO INC - CL A                COM       208251306     451     16,050     SH         SOLE                  16,050  0       0
CONOCO INC - CL B                COM       208251405   2,821     99,871     SH         SOLE                  99,871  0       0
DOLLAR GENERAL CORP              COM       256669102     215     10,538     SH         SOLE                  10,538  0       0
DOVER CORP                       COM       260003108     347      9,670     SH         SOLE                   9,670  0       0
DOW CHEMICAL CO                  COM       260543103   1,263     40,000     SH         SOLE                  40,000  0       0
E I DUPONT DE NEMOURS & CO INC   COM       263534109     491     12,060     SH         SOLE                  12,060  0       0
EMC CORP                         COM       268648102   1,376     46,816     SH         SOLE                  46,816  0       0
ECOLAB INC                       COM       278865100   1,640     38,650     SH         SOLE                  38,650  0       0
ELECTRONIC DATA SYSTEMS CORP     COM       285661104     299      5,359     SH         SOLE                   5,359  0       0
EMERSON ELECTRIC                 COM       291011104   5,153     83,116     SH         SOLE                  83,116  0       0
EXXON MOBIL CORPORATION          COM       30231G102  15,991    197,419     SH         SOLE                 197,419  0       0
FAMILY DOLLAR STORES INC         COM       307000109   1,090     42,400     SH         SOLE                  42,400  0       0
FHLMC                            COM       313400301   3,654     56,358     SH         SOLE                  56,358  0       0
FNMA                             COM       313586109  17,189    215,938     SH         SOLE                 215,938  0       0
FIRST UNION CORP                 COM       337358105   1,477     44,769     SH         SOLE                  44,769  0       0
FLEET BOSTON FINANCIAL           COM       339030108   4,747    125,746     SH         SOLE                 125,746  0       0
GANNETT CO INC                   COM       364730101   2,641     44,225     SH         SOLE                  44,225  0       0
GENERAL ELECTRIC                 COM       369604103  15,268    364,750     SH         SOLE                 364,750  0       0
HALLIBURTON CO                   COM       406216101   1,397     38,000     SH         SOLE                  38,000  0       0
HEWLETT-PACKARD INC              COM       428236103     939     30,026     SH         SOLE                  30,026  0       0
HOME DEPOT                       COM       437076102   7,449    172,825     SH         SOLE                 172,825  0       0
HOUSEHOLD INTL INC               COM       441815107   2,669     45,047     SH         SOLE                  45,047  0       0
ILLINOIS TOOL WORKS INC          COM       452308109   5,726    100,746     SH         SOLE                 100,746  0       0
INTEL CORP                       COM       458140100   7,925    301,200     SH         SOLE                 301,200  0       0
INTERNATIONAL BUSINESS MACHINE   COM       459200101  12,355    128,453     SH         SOLE                 128,453  0       0
INTERPUBLIC GROUP INC            COM       460690100  11,912    346,784     SH         SOLE                 346,784  0       0
JP MORGAN CHASE & CO             COM       46625H100  12,224    272,240     SH         SOLE                 272,240  0       0
JOHNSON & JOHNSON                COM       478160104  11,061    126,458     SH         SOLE                 126,458  0       0
KIMBERLY-CLARK CORP              COM       494368103  14,833    218,683     SH         SOLE                 218,683  0       0
LEGGETT & PLATT INC              COM       524660107     828     43,060     SH         SOLE                  43,060  0       0
LOWES COS INC.                   COM       548661107   8,597    147,078     SH         SOLE                 147,078  0       0
LUCENT TECHNOLOGIES              COM       549463107   2,843    285,200     SH         SOLE                 285,200  0       0
MCGRAW-HILL INC                  COM       580645109  12,327    206,657     SH         SOLE                 206,657  0       0
MEDTRONIC INC                    COM       585055106   8,172    178,671     SH         SOLE                 178,671  0       0
MERCK & CO INC                   COM       589331107   3,379     44,515     SH         SOLE                  44,515  0       0
MERRILL LYNCH & CO               COM       590188108   3,903     70,445     SH         SOLE                  70,445  0       0
MICROSOFT CORP                   COM       594918104   4,886     89,340     SH         SOLE                  89,340  0       0
MINNESOTA MINING & MFG           COM       604059105   9,389     90,367     SH         SOLE                  90,367  0       0
MOLEX INC                        COM       608554101     942     26,699     SH         SOLE                  26,699  0       0
MORGAN S D WITTER DISCOVER & CO  COM       617446448   1,897     35,450     SH         SOLE                  35,450  0       0
NOKIA CORP  "A"  ADR             ADR       654902204   1,734     72,257     SH         SOLE                  72,257  0       0
NORTEL NETWORKS CORP             COM       656568102   2,900    206,383     SH         SOLE                 206,383  0       0
PNC BANK CORP.                   COM       693475105   1,003     14,807     SH         SOLE                  14,807  0       0
PENTAIR INC                      COM       709631105     476     18,685     SH         SOLE                  18,685  0       0
PEPSICO INC.                     COM       713448108  11,735    267,003     SH         SOLE                 267,003  0       0
PFIZER INC.                      COM       717081103   1,188     29,017     SH         SOLE                  29,017  0       0
PHILIP MORRIS COMP COS INC       COM       718154107   5,244    110,525     SH         SOLE                 110,525  0       0
PITNEY BOWES INC                 COM       724479100     258      7,420     SH         SOLE                   7,420  0       0
PROCTER & GAMBLE CO              COM       742718109     631     10,076     SH         SOLE                  10,076  0       0
QUESTAR CORP                     COM       748356102   1,910     69,725     SH         SOLE                  69,725  0       0
ROYAL DUTCH PETE CO              ADR       780257804   6,101    110,039     SH         SOLE                 110,039  0       0
SBC COMMUNICATIONS               COM       78387G103  15,953    357,460     SH         SOLE                 357,460  0       0
SCHERING-PLOUGH CORP             COM       806605101   2,066     56,555     SH         SOLE                  56,555  0       0
SUN MICROSYSTEMS INC             COM       866810104   2,748    178,769     SH         SOLE                 178,769  0       0
SYSCO CORP                       COM       871829107  10,761    405,924     SH         SOLE                 405,924  0       0
TARGET CORP.                     COM       87612E106   1,304     36,149     SH         SOLE                  36,149  0       0
TEXAS INSTRUMENTS                COM       882508104   1,463     47,235     SH         SOLE                  47,235  0       0
TYCO INTL LTD NEW COM            COM       902124106   1,773     41,016     SH         SOLE                  41,016  0       0
US BANCORP                       COM       902973304     618     26,643     SH         SOLE                  26,643  0       0
UNITED TECHNOLOGIES              COM       913017109   1,383     18,866     SH         SOLE                  18,866  0       0
VERIZON COMMUNICATIONS           COM       92343V104   5,552    112,617     SH         SOLE                 112,617  0       0
WAL-MART STORES INC              COM       931142103   1,729     34,244     SH         SOLE                  34,244  0       0
WELLS FARGO & CO                 COM       949746101  13,156    265,939     SH         SOLE                 265,939  0       0
JOHN WILEY & SONS                COM       968223206     302     16,000     SH         SOLE                  16,000  0       0
WILMINGTON TRUST CORP            COM       971807102     305      5,160     SH         SOLE                   5,160  0       0
WORLDCOM INC.                    COM       98157D106   1,051     56,249     SH         SOLE                  56,249  0       0
XCEL ENERGY INC                  COM       98389B100   2,474     82,177     SH         SOLE                  82,177  0       0